                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21913

                             BHR Institutional Funds
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                   Peter Moran
                               DundeeWealth US, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-854-0900

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

BHR INSTITUTIONAL FUNDS
CLARIVEST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
COMMON STOCKS - 99.5%
AUSTRALIA - 2.4%
Amcor, Ltd.                                                                       530   $    2,128
Brambles, Ltd.                                                                    619        2,961
Commonwealth Bank of Australia                                                     75        2,345
David Jones, Ltd.                                                               1,123        4,093
JB Hi-Fi, Ltd.                                                                    151        1,867
Kingsgate Consolidated, Ltd.*                                                     277        1,490
Lynas Corp., Ltd.*                                                              4,129        1,534
                                                                                        ----------
                                                                                            16,418
                                                                                        ----------
BELGIUM - 0.4%
Delhaize Group                                                                     21        1,479
Nyrstar, SA*                                                                      157        1,331
                                                                                        ----------
                                                                                             2,810
                                                                                        ----------
BERMUDA - 0.2%
Catlin Group, Ltd.                                                                246        1,303
                                                                                        ----------
DENMARK - 0.4%
Novo Nordisk A/S, Class B                                                          50        2,718
                                                                                        ----------
FINLAND - 2.1%
Huhtamaki Oyj                                                                     219        2,260
Kone Oyj, Class B                                                                 351       10,780
Nokia Oyj                                                                          92        1,343
                                                                                        ----------
                                                                                            14,383
                                                                                        ----------
FRANCE - 8.2%
BNP Paribas SA                                                                    100        6,489
Credit Agricole SA                                                                176        2,204
Eutelsat Communications*                                                          169        4,366
France Telecom SA                                                                 142        3,226
GDF Suez SA                                                                       174        6,500
PSA Peugeot Citroen                                                                93        2,453
Sanofi-Aventis SA                                                                 294       17,291
Total SA                                                                          216       11,699
Unibail-Rodamco REIT SA                                                            10        1,493
                                                                                        ----------
                                                                                            55,721
                                                                                        ----------
GERMANY - 4.7%
Allianz SE                                                                         82        7,583
E.ON AG                                                                           249        8,838
Muenchener Rueckversicherungs-Gesellschaft AG                                      54        7,303
RWE AG                                                                             34        2,684
Software AG                                                                        80        5,673
                                                                                        ----------
                                                                                            32,081
                                                                                        ----------
GREECE - 0.8%
Alapis Holding Industrial and Commercial SA                                       687          964
National Bank of Greece SA*                                                        74        2,028
Public Power Corp. SA*                                                            109        2,243
                                                                                        ----------
                                                                                             5,235
                                                                                        ----------
HONG KONG - 4.4%
Hongkong Electric Holdings, Ltd.                                                2,000       11,125
Singamas Container Holdings, Ltd.*                                             16,000        1,802
Swire Pacific, Ltd., Class A                                                    1,000       10,069
VTech Holdings, Ltd.                                                            1,000        6,854
                                                                                        ----------
                                                                                            29,850
                                                                                        ----------
ITALY - 4.0%
Assicurazioni Generali SpA                                                        178        3,715
Enel SpA                                                                          666        3,245
ENI SpA                                                                           182        4,318
Finmeccanica SpA                                                                   92        1,298
Milano Assicurazioni SpA                                                          621        2,061
Telecom Italia SpA                                                              2,542        3,521
UniCredit SpA                                                                   1,329        3,405

                     See Notes to Schedule of Investments.

Unione di Banche Italiane SCPA                                                    417        5,444
                                                                                        ----------
                                                                                            27,007
                                                                                        ----------
JAPAN - 27.7%
Astellas Pharma, Inc.                                                             100        3,532
Canon, Inc.                                                                       100        3,255
Cosmo Oil Co., Ltd.                                                             1,000        3,389
DOUTOR NICHIRES Holdings Co., Ltd.                                                100        1,350
Fujitsu, Ltd.                                                                   2,000       10,837
Hikari Tsushin, Inc.                                                              100        2,246
H.I.S. Co., Ltd.                                                                  100        2,196
Hokuhoku Financial Group, Inc.                                                  2,000        4,996
Honda Motor Co., Ltd.                                                             200        5,476
IT Holdings Corp.                                                                 200        3,546
ITOCHU Corp.                                                                    2,000       13,814
KDDI Corp.                                                                          1        5,302
Kyoei Steel, Ltd.                                                                 200        5,658
Mars Engineering Corp.                                                            100        2,869
MegaChips Corp.                                                                   100        2,293
Miraca Holdings, Inc.                                                             300        7,335
Mitsubishi UFJ Financial Group, Inc.                                              900        5,532
Mizuho Financial Group, Inc.                                                    1,000        2,326
Murata Manufacturing Co., Ltd.                                                    100        4,238
NEC Corp.*                                                                      1,000        3,904
Nippon Paper Group, Inc.                                                          100        2,583
Nippon Telegraph & Telephone Corp.                                                200        8,138
Nissan Motor Co., Ltd.                                                          1,200        7,245
NTT DoCoMo, Inc.                                                                    9       13,145
Pacific Golf Group International Holdings KK                                        2        1,240
Pacific Metals Co., Ltd.                                                        1,000        7,685
Pigeon Corp.                                                                      100        3,184
Ricoh Co., Ltd.                                                                 1,000       12,810
Round One Corp.                                                                   200        1,991
Snow Brand Milk Products Co., Ltd.                                                500        1,537
Sumisho Computer Systems Corp.                                                    200        3,121
Sumitomo Corp.                                                                  1,000       10,112
The Okinawa Electric Power Co., Inc.                                              100        5,386
TOHO HOLDINGS CO., LTD.                                                           100        1,053
Tokio Marine Holdings, Inc.                                                       100        2,746
Tomy Co., Ltd.                                                                    400        2,704
Toyota Motor Corp.                                                                200        7,561
Tsumura & Co.                                                                     100        3,116
                                                                                        ----------
                                                                                           189,451
                                                                                        ----------
LUXEMBOURG - 0.3%
Gagfah SA                                                                         261        2,166
                                                                                        ----------
NETHERLANDS - 2.2%
Imtech NV                                                                         147        2,861
ING Groep NV CVA                                                                  308        3,100
Koninklijke Ahold NV                                                              552        6,343
Unilever NV CVA                                                                   120        2,896
                                                                                        ----------
                                                                                            15,200
                                                                                        ----------
NORWAY - 1.8%
DnB NOR ASA*                                                                      500        3,828
Fred. Olsen Energy ASA                                                            200        6,815
Songa Offshore SE*                                                                600        1,970
                                                                                        ----------
                                                                                            12,613
                                                                                        ----------
SINGAPORE - 0.3%
Indofood Agri Resources, Ltd.*                                                  2,000        1,672
                                                                                        ----------
SPAIN - 8.0%
Actividades de Construccion y Servicios SA                                         71        3,600
Banco Bilbao Vizcaya Argentaria SA                                                506        6,376
Banco Santander SA                                                                877       10,584
Corporacion Financiera Alba SA                                                     52        2,508
Endesa SA                                                                         326        7,796
Repsol YPF SA                                                                     327        7,333
Telefonica SA                                                                     730       16,553
                                                                                        ----------
                                                                                            54,750
                                                                                        ----------
SWEDEN - 3.2%
Axfood AB                                                                         162        3,512

                     See Notes to Schedule of Investments.

Hennes & Mauritz AB, Class B                                                      100        4,999
Kungsleden AB                                                                     300        1,385
Meda AB, Class A                                                                  517        3,561
Svenska Cellulosa AB                                                              400        4,209
Telefonaktiebolaget LM Ericsson, Class B                                          400        3,913
                                                                                        ----------
                                                                                            21,579
                                                                                        ----------
SWITZERLAND - 5.3%
AFG Arbonia-Forster Holding AG*                                                    87        1,294
Credit Suisse Group AG                                                            183        8,354
Nestle SA                                                                          37        1,396
Novartis AG                                                                       234        9,507
PSP Swiss Property AG*                                                             34        1,624
Swiss Reinsurance Co., Ltd.                                                        57        1,886
Swisscom AG                                                                         5        1,536
Zurich Financial Services AG                                                       61       10,798
                                                                                        ----------
                                                                                            36,395
                                                                                        ----------
UNITED KINGDOM - 23.1%
Afren PLC*                                                                      1,894        1,670
Amlin PLC                                                                         406        2,023
Anglo American PLC                                                                272        7,937
ARM Holdings PLC                                                                1,527        3,017
AstraZeneca PLC                                                                   265       11,670
Autonomy Corp. PLC*                                                               290        6,871
BAE Systems PLC                                                                   619        3,455
Balfour Beatty PLC                                                                515        2,622
BG Group PLC                                                                    1,016       17,071
BP PLC                                                                            951        7,525
British American Tobacco PLC                                                      473       13,067
Carillion PLC                                                                     313        1,302
Compass Group PLC                                                               1,342        7,562
Diageo PLC                                                                        478        6,865
GlaxoSmithKline PLC                                                               708       12,468
HSBC Holdings PLC                                                                 544        4,516
Imperial Tobacco Group PLC                                                        168        4,370
Informa PLC                                                                       349        1,261
Intertek Group PLC                                                                152        2,621
Pearson PLC                                                                       462        4,641
Petrofac, Ltd.                                                                    249        2,751
Prudential PLC                                                                    387        2,633
Shire PLC                                                                         172        2,372
Standard Chartered PLC                                                            283        5,330
Standard Life PLC                                                               1,886        5,775
THE GAME GROUP PLC                                                                525        1,430
Vodafone Group PLC                                                              7,856       15,185
                                                                                        ----------
                                                                                           158,010
                                                                                        ----------
TOTAL COMMON STOCKS
   (Cost $828,545)                                                                         679,362
                                                                                        ----------
WARRANTS - 0.0%
ITALY - 0.0%
Unione di Banche Italiane SCPA, expire 06/30/11                                   417           32
                                                                                        ----------
TOTAL WARRANTS
   (Cost $0)                                                                                    32
                                                                                        ----------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 1.4%
PNC Bank Money Market
 Account 0.05%**, due 07/01/2009                                         $      9,672        9,672
                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $9,672)                                                                             9,672
                                                                                        ----------
TOTAL INVESTMENTS - 100.9%
   (Cost $838,217)***                                                                      689,066
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9%)                                              (6,115)
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $  682,951
                                                                                        ==========

----------
CVA  - Commanditaire Vennootschap Andelen (Limited Partnerships, with shares).

REIT - Real Estate Investment Trust.

*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $838,217.

                     See Notes to Schedule of Investments.

BHR INSTITUTIONAL FUNDS
CLARIVEST SMID CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF      MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 22.1%
Advance Auto Parts, Inc.                                                           40   $    1,660
Aeropostale, Inc*                                                                  57        1,953
Asbury Automotive Group, Inc.*                                                    209        2,140
Big Lots, Inc.*                                                                    16          336
Brinker International, Inc.                                                       105        1,788
Cabela's, Inc.*                                                                   192        2,362
Carter's, Inc.*                                                                    76        1,870
Corinthian Colleges, Inc.*                                                         55          931
D.R. Horton, Inc.                                                                 110        1,030
DeVry, Inc.                                                                        34        1,701
Dollar Tree, Inc.*                                                                 80        3,368
Family Dollar Stores, Inc.                                                         87        2,462
GameStop Corp., Class A*                                                           35          770
hhgregg, Inc.*                                                                     74        1,122
Isle of Capri Casinos, Inc.*                                                      140        1,865
ITT Educational Services, Inc.*                                                    14        1,409
LKQ Corp.*                                                                         38          625
O'Charleys, Inc.*                                                                 236        2,183
Papa John's International, Inc.*                                                   96        2,380
Rent-A-Center, Inc.*                                                              181        3,227
Retail Ventures, Inc.*                                                            555        1,210
Ross Stores, Inc.                                                                  66        2,548
Ruby Tuesday, Inc.*                                                                88          586
The Cato Corp., Class A                                                            60        1,046
The Cheesecake Factory, Inc.*                                                      84        1,453
The Children's Place Retail Stores, Inc.*                                          24          634
The Wet Seal, Inc., Class A*                                                      150          460
                                                                                        ----------
                                                                                            43,119
                                                                                        ----------
CONSUMER STAPLES - 8.2%
Alliance One International, Inc.*                                                 407        1,547
Dean Foods Co.*                                                                   145        2,783
Del Monte Foods Co.                                                               339        3,180
Fresh Del Monte Produce, Inc.*                                                     55          894
Lancaster Colony Corp.                                                             37        1,631
National Beverage Corp.*                                                          254        2,705
Sanderson Farms, Inc.                                                              44        1,980
Weis Markets, Inc.                                                                 38        1,274
                                                                                        ----------
                                                                                            15,994
                                                                                        ----------
ENERGY - 0.4%
Western Refining, Inc.*                                                           122          861
                                                                                        ----------
FINANCIALS - 5.0%
American Equity Investment Life Holding Co.                                       228        1,272
Calamos Asset Management, Inc., Class A                                           116        1,637
DuPont Fabros Technology, Inc. REIT*                                              244        2,298
Oriental Financial Group, Inc.                                                    154        1,494
PHH Corp.*                                                                        142        2,582
Prospect Capital Corp.                                                             42          386

                     See Notes to Schedule of Investments.

                                                                                        ----------
                                                                                             9,669
                                                                                        ----------
HEALTH CARE - 14.2%
America Service Group, Inc.*                                                       61          980
Beckman Coulter, Inc.                                                               7          400
Centene Corp.*                                                                     90        1,798
Cephalon, Inc.*                                                                    32        1,813
Chemed Corp.                                                                       22          869
eResearch Technology, Inc.*                                                       101          627
ImmunoGen, Inc.*                                                                   90          775
Invacare Corp.                                                                     61        1,077
King Pharmaceuticals, Inc.*                                                       320        3,082
Matrixx Initiatives, Inc.*                                                         84          470
Merit Medical Systems, Inc.*                                                       84        1,369
Myriad Genetics, Inc.*                                                             20          713
Myriad Pharmaceuticals, Inc.*                                                       5           23
Omnicare, Inc.                                                                    106        2,731
ResMed, Inc.*                                                                      24          978
Skilled Healthcare Group, Inc., Class A*                                           66          495
The Cooper Cos., Inc.                                                              21          519
Universal Health Services, Inc., Class B                                           23        1,124
Valeant Pharmaceuticals International*                                            152        3,909
Watson Pharmaceuticals, Inc.*                                                     114        3,841
                                                                                        ----------
                                                                                            27,593
                                                                                        ----------
INDUSTRIALS - 9.3%
AECOM Technology Corp.*                                                            34        1,088
APAC Customer Services, Inc.*                                                     268        1,375
Applied Signal Technology, Inc.                                                    50        1,276
ARGON ST, Inc.*                                                                    43          884
Flowserve Corp.                                                                    30        2,094
Goodrich Corp.                                                                     37        1,849
MasTec, Inc.*                                                                     143        1,676
Navistar International Corp.*                                                      59        2,572
Orion Marine Group, Inc.*                                                          35          665
The Shaw Group, Inc.*                                                              49        1,343
URS Corp.*                                                                         68        3,367
                                                                                        ----------
                                                                                            18,189
                                                                                        ----------
INFORMATION TECHNOLOGY - 33.4%
3Com Corp.*                                                                       614        2,892
ACI Worldwide, Inc.*                                                              154        2,150
Activision Blizzard, Inc.*                                                        131        1,655
Acxiom Corp.*                                                                     195        1,722
Advanced Analogic Technologies, Inc.*                                             466        2,139
Affiliated Computer Services, Inc., Class A*                                       75        3,331
Akamai Technologies, Inc.*                                                         71        1,362
Amkor Technology, Inc.*                                                           162          766
Applied Micro Circuits Corp.*                                                     194        1,577
Arrow Electronics, Inc.*                                                           22          467
Art Technology Group, Inc.*                                                       342        1,300
Avnet, Inc.*                                                                       63        1,325
Checkpoint Systems, Inc.*                                                          33          518
CIBER, Inc.*                                                                      158          490
Cogo Group, Inc.*                                                                 109          651
Compuware Corp.*                                                                  347        2,380
EarthLink, Inc.*                                                                  393        2,912
Hewitt Associates, Inc., Class A*                                                 127        3,782
Ingram Micro, Inc., Class A*                                                       59        1,032
MICROS Systems, Inc.*                                                              71        1,798

                     See Notes to Schedule of Investments.

MIPS Technologies, Inc.*                                                          170          510
Netlogic Microsystems, Inc.*                                                       13          474
NetScout Systems, Inc.*                                                            68          638
Novatel Wireless, Inc.*                                                           150        1,353
Nuance Communications, Inc.*                                                       49          592
OmniVision Technologies, Inc.*                                                     94          977
Pegasystems, Inc.                                                                 143        3,772
Perficient, Inc.*                                                                 107          748
Photronics, Inc.*                                                                 656        2,657
Red Hat, Inc.*                                                                     52        1,047
S1 Corp.*                                                                         139          959
SAIC, Inc.*                                                                       122        2,263
Skyworks Solutions, Inc.*                                                         202        1,976
Sybase, Inc.*                                                                      79        2,476
SYNNEX Corp.*                                                                      59        1,474
Take-Two Interactive Software, Inc.*                                              136        1,288
ValueClick, Inc.*                                                                 241        2,535
Western Digital Corp.*                                                             99        2,624
Zoran Corp.*                                                                      214        2,333
                                                                                        ----------
                                                                                            64,945
                                                                                        ----------
MATERIALS - 4.1%
BWAY Holding Co.*                                                                  62        1,087
Owens-Illinois, Inc.*                                                              60        1,681
Pactiv Corp.*                                                                     112        2,430
Rock-Tenn Co., Class A                                                             57        2,175
Spartech Corp.*                                                                    55          505
                                                                                        ----------
                                                                                             7,878
                                                                                        ----------
TELECOMMUNICATIONS - 0.6%
Premiere Global Services, Inc.*                                                   114        1,236
                                                                                        ----------
UTILITIES - 3.1%
Atmos Energy Corp.                                                                 84        2,103
California Water Service Group                                                     29        1,068
New Jersey Resources Corp.                                                         41        1,519
NorthWestern Corp.                                                                 60        1,366
                                                                                        ----------
                                                                                             6,056
                                                                                        ----------
TOTAL COMMON STOCKS
   (Cost $185,762)                                                                         195,540
                                                                                        ----------
EXCHANGE-TRADED FUND - 2.9%
iShares Russell 2000 Growth Index Fund                                            100        5,669
                                                                                        ----------
TOTAL EXCHANGE-TRADED FUND
   (Cost $5,599)                                                                             5,669
                                                                                        ----------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 3.4%
PNC Bank Money Market
 Account 0.05%**, due 07/01/09                                           $      6,655        6,655
                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $6,655)                                                                             6,655
                                                                                        ----------
TOTAL INVESTMENTS - 106.7%
   (Cost $198,016)***                                                                      207,864

                     See Notes to Schedule of Investments.

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7%)                                             (13,105)
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $  194,759
                                                                                        ==========

----------
REIT - Real Estate Investment Trust.

*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $198,016.

                     See Notes to Schedule of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities which are primarily traded in foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market in which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

NOTE B. Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157") - FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments) The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2009 is as follows:

                                                 CLARIVEST INTERNATIONAL
                                                       EQUITY FUND
                                                 -----------------------
Level 1 - Quoted Prices**                               $  9,704
Level 2 - Other Significant Observable Inputs*           679,362
Level 3 - Significant Unobservable Inputs                      0
                                                        --------
Total Market Value of Investments                       $689,066
                                                        ========

*    Countries as defined in the Schedule of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

** The only Level 1 securities are Unione di Banche Italiane SCPA warrants and the PNC Money Market Account as defined on the Schedule of Investments.

                                                CLARIVEST SMID CAP CORE
                                                      GROWTH FUND
                                                -----------------------
Level 1 - Quoted Prices*                                $207,864
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
                                                        --------
Total Market Value of Investments                       $207,864
                                                        ========

*    Industries as defined in the Schedule of Investments

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2009 for the Funds, are as follows:

                                                                               NET UNREALIZED
                                                  UNREALIZED     UNREALIZED     APPRECIATION/
               FUND                     COST     APPRECIATION   DEPRECIATION    DEPRECIATION
-----------------------------------   --------   ------------   ------------   --------------
ClariVest International Equity Fund   $838,217      $30,852       $(180,003)     $(149,151)
ClariVest Smid Cap Core Growth Fund    198,016       22,688         (12,840)         9,848

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR INSTITUTIONAL FUNDS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 21.1%
Autozone, Inc.*                                                                   219   $   33,093
CBS Corp., Class B                                                              9,547       66,065
Family Dollar Stores, Inc.                                                      1,141       32,290
H&R Block, Inc.                                                                 1,351       23,278
Limited Brands, Inc.                                                           10,204      122,142
Pulte Homes, Inc.                                                               2,542       22,446
Wyndham Worldwide Corp.                                                        18,800      227,856
                                                                                        ----------
                                                                                           527,170
                                                                                        ----------
CONSUMER STAPLES - 8.6%
Archer-Daniels-Midland Co.                                                      4,556      121,964
SUPERVALU, INC.                                                                 5,163       66,861
Wal-Mart Stores, Inc.                                                             530       25,673
                                                                                        ----------
                                                                                           214,498
                                                                                        ----------
ENERGY - 24.5%
Apache Corp.                                                                      319       23,016
Chevron Corp.                                                                   1,190       78,837
ConocoPhillips                                                                  2,743      115,371
EOG Resources, Inc.                                                               337       22,889
Hess Corp.                                                                        252       13,545
Marathon Oil Corp.                                                              3,069       92,469
Massey Energy Co.                                                                 488        9,536
National Oilwell Varco, Inc.*                                                     463       15,122
Southwestern Energy Co.*                                                        1,938       75,291
Tesoro Corp.                                                                    8,030      102,222
Valero Energy Corp.                                                             3,886       65,635
                                                                                        ----------
                                                                                           613,933
                                                                                        ----------
FINANCIALS - 5.8%
Hudson City Bancorp, Inc.                                                       1,822       24,214
The Chubb Corp.                                                                 3,058      121,953
                                                                                        ----------
                                                                                           146,167
                                                                                        ----------
HEALTH CARE - 5.4%
Amgen, Inc.*                                                                      488       25,835
Celgene Corp.*                                                                    550       26,312
Gilead Sciences, Inc.*                                                          1,286       60,236
Intuitive Surgical, Inc.*                                                         138       22,585
                                                                                        ----------
                                                                                           134,968
                                                                                        ----------
INDUSTRIALS - 11.0%
Fluor Corp.                                                                       439       22,516
Ingersoll-Rand Co., Ltd., Class A*                                              6,017      125,755
Ryder System, Inc.                                                              4,585      128,013
                                                                                        ----------
                                                                                           276,284
                                                                                        ----------

                      See Notes to Schedule of Investments.

BHR INSTITUTIONAL FUNDS
MOUNT LUCAS U.S. FOCUSED EQUITY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
MATERIALS - 22.4%
Ashland, Inc.                                                                   2,788       78,203
Eastman Chemical Co.                                                            3,644      138,108
MeadWestvaco Corp.                                                              7,278      119,432
Monsanto Co.                                                                      325       24,160
The Dow Chemical Co.                                                            5,893       95,113
United States Steel Corp.                                                       2,917      104,254
                                                                                        ----------
                                                                                           559,270
                                                                                        ----------
TOTAL COMMON STOCKS
   (Cost $2,534,204)                                                                     2,472,290
                                                                                        ----------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 0.9%
PNC Bank Money Market
 Account 0.05%**, due 07/01/2009                                         $     22,068       22,068
                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $22,068)                                                                           22,068
                                                                                        ----------
TOTAL INVESTMENTS - 99.7%
   (Cost $2,556,272)***                                                                  2,494,358
OTHER ASSETS LESS LIABILITIES - 0.3%                                                         8,666
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $2,503,024
                                                                                        ==========

----------
*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $2,556,272.

                      See Notes to Schedule of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

NOTE B. Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157") -FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments) The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2009 is as follows:

                                                 MT. LUCAS US FOCUSED
                                                        EQUITY
                                                 --------------------
Level 1 - Quoted Prices*                              $2,494,358
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
                                                      ----------
Total Market Value of Investments                     $2,494,358
                                                      ==========

*    Industries as defined in the Schedule of Investments

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2009 for the Fund, are as follows:

                                                                                      NET
                                                     UNREALIZED     UNREALIZED     UNREALIZED
                  FUND                   COST       APPRECIATION   DEPRECIATION   DEPRECIATION
------------------------------------   ----------   ------------   ------------   ------------
Mount Lucas U.S. Focused Equity Fund   $2,556,272     $260,849      $(322,763)      $(61,914)

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR INSTITUTIONAL FUNDS
SMITH GROUP LARGE CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   -----------
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 17.3%
Apollo Group, Inc., Class A*                                                   10,200   $   725,424
AutoZone, Inc.*                                                                 4,000       604,440
Family Dollar Stores, Inc.                                                     20,700       585,810
McDonald's Corp.                                                               11,200       643,888
Ross Stores, Inc.                                                              16,100       621,460
Strayer Education, Inc.                                                         3,220       702,314
The Home Depot, Inc.                                                           26,100       616,743
                                                                                        -----------
                                                                                          4,500,079
                                                                                        -----------
CONSUMER STAPLES - 11.8%
BJ's Wholesale Club, Inc.*                                                     18,200       586,586
Church & Dwight Co., Inc.                                                      11,100       602,841
Colgate-Palmolive Co.                                                           9,500       672,030
Dean Foods Co.*                                                                32,100       615,999
Wal-Mart Stores, Inc.                                                          12,200       590,968
                                                                                        -----------
                                                                                          3,068,424
                                                                                        -----------
ENERGY - 7.0%
ConocoPhillips                                                                 14,200       597,252
Dresser-Rand Group, Inc.*                                                      23,500       613,350
Exxon Mobil Corp.                                                               8,700       608,217
                                                                                        -----------
                                                                                          1,818,819
                                                                                        -----------
FINANCIALS - 7.5%
The Goldman Sachs Group, Inc.                                                   4,700       692,968
JPMorgan Chase & Co.                                                           19,575       667,703
TD Ameritrade Holding Corp.*                                                   34,400       603,376
                                                                                        -----------
                                                                                          1,964,047
                                                                                        -----------
HEALTH CARE - 17.3%
Becton Dickinson and Co.                                                        9,700       691,707
Biogen Idec, Inc.*                                                             12,695       573,179
Bristol-Myers Squibb Co.                                                       30,300       615,393
Express Scripts, Inc.*                                                         11,000       756,250
Gen-Probe, Inc.*                                                               13,900       597,422
Omnicare, Inc.                                                                 24,200       623,392
Varian Medical Systems, Inc.*                                                  18,600       653,604
                                                                                        -----------
                                                                                          4,510,947
                                                                                        -----------
INDUSTRIALS - 7.1%
L-3 Communications Holdings, Inc.                                               8,700       603,606
Joy Global, Inc.                                                               16,300       582,236
Raytheon Co.                                                                   15,100       670,893
                                                                                        -----------
                                                                                          1,856,735
                                                                                        -----------

                     See Notes to Schedules of Investments.

BHR INSTITUTIONAL FUNDS
SMITH GROUP LARGE CAP CORE GROWTH FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   -----------
INFORMATION TECHNOLOGY - 27.1%
Affiliated Computer Services, Inc., Class A*                                   13,340   $   592,563
Apple, Inc.*                                                                    5,000       712,150
BMC Software, Inc.*                                                            17,600       594,704
Cisco Systems, Inc.*                                                           33,300       620,712
CommScope, Inc.*                                                               24,000       630,240
Hewlett-Packard Co.                                                            18,100       699,565
Intel Corp.                                                                    38,600       638,830
International Business Machines Corp.                                           5,800       605,636
McAfee, Inc.*                                                                  15,400       649,726
Red Hat, Inc.*                                                                 34,490       694,284
SAIC, Inc.*                                                                    32,500       602,875
                                                                                        -----------
                                                                                          7,041,285
                                                                                        -----------
MATERIALS - 2.5%
Pactiv Corp.*                                                                  29,900       648,830
                                                                                        -----------
TOTAL COMMON STOCKS
   (Cost $25,242,695)                                                                    25,409,166
                                                                                        -----------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 3.0%
PNC Bank Money Market
 Account 0.05%**, due 07/01/2009                                         $    767,015       767,015
                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $767,015)                                                                          767,015
                                                                                        -----------
TOTAL INVESTMENTS - 100.6%
   (Cost $26,009,710) ***                                                                26,176,181
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6%)                                             (145,365)
                                                                                        -----------
NET ASSETS - 100.0%                                                                     $26,030,816
                                                                                        ===========

----------
*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $26,009,710.

                     See Notes to Schedules of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

NOTE B. Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" (FAS 157") -FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2009 is as follows:

                                                SMITH GROUP LARGE CAP
                                                   CORE GROWTH FUND
                                                ---------------------
Level 1 - Quoted Prices*                             $26,176,181
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
                                                     -----------
Total Market Value of Investments                    $26,176,181
                                                     ===========

*    Industries as defined in the Schedule of Investments

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2009 for the Fund, are as follows:

                                                                                       NET
                                                       UNREALIZED     UNREALIZED     UNREALIZED
                 FUND                        COST     APPRECIATION   DEPRECIATION   APPRECIATION
--------------------------------------   -----------  ------------   ------------   ------------
Smith Group Large Cap Core Growth Fund   $25,242,695   $1,340,195    $(1,173,724)     $166,471

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

BHR INSTITUTIONAL FUNDS
DYNAMIC INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                             SHARES        VALUE
                                                                         ------------   -----------
COMMON STOCKS - 88.1%
AUSTRALIA - 3.4%
BHP Billiton, Ltd. ADR                                                            350    $   19,155
                                                                                        -----------
CANADA - 11.9%
Enbridge, Inc.                                                                    500        17,349
Genivar Income Fund                                                               800        17,869
Pembina Pipeline Income Fund                                                      500         6,388
Seacliff Construction Corp.                                                     3,000        19,086
SNC-Lavalin Group, Inc.                                                           200         7,368
                                                                                        -----------
                                                                                             68,060
                                                                                        -----------
FRANCE - 11.9%
Aeroports de Paris                                                                200        14,677
Alstom SA                                                                         300        17,756
Suez Environnement SA                                                           1,000        17,537
Vinci SA                                                                          400        17,952
                                                                                        -----------
                                                                                             67,922
                                                                                        -----------
INDIA - 1.1%
Larsen & Toubro, Ltd. GDR                                                         200         6,504
                                                                                        -----------
ITALY - 5.9%
Snam Rete Gas SpA                                                               4,576        20,130
Terna - Rete Elettrica Nationale SpA                                            4,000        13,341
                                                                                        -----------
                                                                                             33,471
                                                                                        -----------
SINGAPORE - 1.8%
Hyflux, Ltd.                                                                    7,000        10,576
                                                                                        -----------
SPAIN - 4.8%
Red Electrica Corporacion SA                                                      600        27,147
                                                                                        -----------

SWITZERLAND - 3.9%
ABB, Ltd.*                                                                      1,400        22,037
                                                                                        -----------
UNITED KINGDOM - 3.1%
National Grid PLC                                                               1,950        17,587
                                                                                        -----------
UNITED STATES - 40.3%
Aecom Technology Corp.*                                                           950        30,400
Exelon Corp.                                                                      400        20,484
Northeast Utilities                                                             1,300        29,003
Peabody Energy Corp.                                                              600        18,096
Questar Corp.                                                                     500        15,530
Spectra Energy Corp.                                                            1,200        20,304
Union Pacific Corp.                                                               500        26,030
URS Corp.*                                                                        500        24,760
The William Cos., Inc.                                                          1,600        24,976
Wisconsin Energy Corp.                                                            500        20,355
                                                                                        -----------
                                                                                            229,938
                                                                                        -----------
TOTAL COMMON STOCKS

                     See Notes to Schedule of Investments.


   (Cost $441,652)                                                                          502,397
                                                                                        -----------

                                                                           PRINCIPAL
                                                                             AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 9.7%
PNC Bank Money Market
   Account 0.05%**, due 07/01/2009                                       $     55,241        55,241
                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $55,241)                                                                            55,241
                                                                                        -----------
TOTAL INVESTMENTS - 97.8%
   (Cost $496,893)***                                                                       557,638
OTHER ASSETS LESS LIABILITIES - 2.2%                                                         12,622
                                                                                        -----------
NET ASSETS - 100.0%                                                                     $   570,260
                                                                                        ===========

----------
ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $496,893.

                     See Notes to Schedule of Investments.

Forward Foreign Exchange Contracts as of 06/30/2009 were as follows:

                                                   Unrealized
       Currency          Currency   Settlement    Appreciation
      Purchased            Sold        Date      (Depreciation)
      ---------         ---------   ----------   --------------
USD   42,660.98   CAD   48,000.00    7/14/2009      1,390.93
USD   19,372.52   CHF   21,000.00    7/14/2009         41.86
USD   61,438.96   EUR   44,000.00    7/14/2009       (287.20)
USD    8,757.16   GBP    5,500.00    7/14/2009       (291.31)
USD    4,483.19   SGD    6,500.00    7/14/2009         (3.79)
                                                    --------
         Total                                        850.49

BHR INSTITUTIONAL FUNDS
DYNAMIC CONTRARIAN ADVANTAGE FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   -----------
COMMON STOCKS - 95.5%
CANADA - 1.1%
Brookfield Properties Corp.                                                       700   $     5,537
                                                                                        -----------
FRANCE - 2.4%
Suez Environnement SA                                                             700        12,276
                                                                                        -----------
ISRAEL - 5.6%
Bezeq Israeli Telecommunication Corp., Ltd.                                     5,200         9,595
Teva Pharmaceutical Industries, Ltd. ADR                                          400        19,736
                                                                                        -----------
                                                                                             29,331
                                                                                        -----------
ITALY - 4.8%
Atlantia SpA                                                                      490         9,917
Terna - Rete Elettrica Nationale SpA                                            4,600        15,342
                                                                                        -----------
                                                                                             25,259
                                                                                        -----------
MEXICO - 1.2%
Fomento Economico Mexicano SAB de CV, ADR                                         200         6,448
                                                                                        -----------

NETHERLANDS ANTILLES - 3.1%
Schlumberger, Ltd.                                                                300        16,233
                                                                                        -----------
                                                                                             16,233
                                                                                        -----------
SWITZERLAND - 6.3%
Nestle SA                                                                         400        15,097
Roche Holding AG                                                                  130        17,686
                                                                                        -----------
                                                                                             32,783
                                                                                        -----------
UNITED KINGDOM - 7.9%
BHP Billiton PLC                                                                  900        20,329
British American Tobacco PLC                                                      400        11,050
Bunzl PLC                                                                       1,200         9,940
                                                                                        -----------
                                                                                             41,319
                                                                                        -----------
UNITED STATES - 63.1%
Air Products and Chemicals, Inc.                                                  100         6,459
AT&T, Inc.                                                                        500        12,420
Baxter International, Inc.                                                        340        18,006
Chevron Corp.                                                                     200        13,250
Colgate-Palmolive Co.                                                             100         7,074
Comcast Corp., Class A                                                            700        10,143
Ecolab, Inc.                                                                      300        11,697
Emerson Electric Co.                                                              400        12,960
Exxon Mobil Corp.                                                                 300        20,973
General Mills, Inc.                                                               200        11,204
International Business Machines Corp.                                             100        10,442
Johnson & Johnson                                                                 300        17,040
Lockheed Martin Corp.                                                             120         9,678
McDonald's Corp.                                                                  200        11,498
Microsoft Corp.                                                                 1,000        23,770
Monsanto Co.                                                                      180        13,381
Nike, Inc., Class B                                                               200        10,356

                     See Notes to Schedule of Investments.

Norfolk Southern Corp.                                                            300        11,301
Northeast Utilities                                                               500        11,155
Oracle Corp.                                                                      550        11,781
Philip Morris International, Inc.                                                 300        13,086
Royal Gold, Inc.                                                                  740        30,858
The Coca-Cola Co.                                                                 200         9,598
Visa, Inc., Class A                                                               200        12,452
Wal-Mart Stores, Inc.                                                             200         9,688
                                                                                        -----------
                                                                                            330,270
                                                                                        -----------
TOTAL COMMON STOCKS
   (Cost $472,666)                                                                          499,456
                                                                                        -----------


                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 2.6%
PNC Bank Money Market
   Account 0.05%*, due 07/01/2009                                        $     13,836        13,836
                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $13,836)                                                                            13,836
                                                                                        -----------
TOTAL INVESTMENTS - 98.1%
   (Cost $486,502)**                                                                        513,292
OTHER ASSETS LESS LIABILITIES - 1.9%                                                          9,934
                                                                                        -----------
NET ASSETS - 100.0%                                                                     $   523,226
                                                                                        ===========

----------
ADR - American Depositary Receipt.

*    Current Yield.

**   Aggregate cost is $486,502.

                     See Notes to Schedule of Investments.

Forward Foreign Exchange Contracts as of 06/30/2009 were as follows:

                                                   Unrealized
       Currency          Currency   Settlement    Appreciation
      Purchased            Sold        Date      (Depreciation)
      ---------         ---------   ----------   --------------
USD   14,695.41   CHF   16,000.00   7/28/2009        ($35.33)
USD   18,718.24   EUR   13,500.00   7/28/2009        (220.58)
USD   21,332.95   GBP   13,000.00   7/28/2009         (54.10)
USD    8,581.79   ILS   34,000.00   7/28/2009         (70.73)
                                                    --------
      Total                                         ($380.74)

BHR INSTITUTIONAL FUNDS
DYNAMIC DISCOVERY FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF       MARKET
                                                                            SHARES         VALUE
                                                                         ------------   -----------
COMMON STOCKS - 97.7%
BERMUDA - 4.5%
Accenture, Ltd., Class A                                                          700   $    23,422
                                                                                        -----------
CANADA - 2.5%
Kinross Gold Corp.                                                                710        12,941
                                                                                        -----------
FRANCE - 6.1%
JC Decaux SA*                                                                     750        11,937
Pernod Ricard SA                                                                  320        20,202
                                                                                        -----------
                                                                                             32,139
                                                                                        -----------
ISRAEL - 9.9%
Frutarom Industries, Ltd.                                                       2,400        17,635
Strauss Group, Ltd.                                                             1,600        16,868
Teva Pharmaceutical Industries, Ltd. ADR                                          350        17,269
                                                                                        -----------
                                                                                             51,772
                                                                                        -----------
ITALY - 3.0%
Terna - Rete Elettrica Nationale SpA                                            4,800        16,009
                                                                                        -----------
SWITZERLAND - 13.3%
Lonza Group AG                                                                    170        16,884
Schindler Holding AG                                                              300        18,644
Schweiter Technologies AG                                                          80        29,622
Tamedia AG                                                                        100         4,886
                                                                                        -----------
                                                                                             70,036
                                                                                        -----------
UNITED KINGDOM - 3.9%
The Weir Group PLC                                                              2,700        20,575
                                                                                        -----------
                                                                                             20,575
                                                                                        -----------
UNITED STATES - 54.5%
Apache Corp.                                                                      330        23,809
Apple, Inc.*                                                                      100        14,243
Becton, Dickinson and Co.                                                         200        14,262
Charles River Laboratories International, Inc.*                                   500        16,875
Cisco Systems, Inc.*                                                              600        11,184
Colgate-Palmolive Co.                                                             170        12,026
Dresser-Rand Group, Inc.*                                                         400        10,440
Ecolab, Inc.                                                                      300        11,697
Lorillard, Inc.                                                                   310        21,009
Monsanto Co.                                                                      220        16,355
Northeast Utilities                                                               500        11,155
Occidental Petroleum Corp.                                                        380        25,008
Oracle Corp.                                                                      700        14,994
Petrohawk Energy Corp.*                                                         1,100        24,530
Royal Gold, Inc.                                                                  800        33,360
Thermo Fisher Scientific, Inc.*                                                   300        12,231
Visa, Inc., Class A                                                               200        12,452
                                                                                        -----------
                                                                                            285,630
                                                                                        -----------
TOTAL COMMON STOCKS
   (Cost $481,594)                                                                          512,524
                                                                                        -----------

                      See Notes to Schedule of Investments.

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 2.0%
PNC Bank Money Market
   Account 0.05%**, due 07/01/2009                                       $     10,291        10,291
                                                                                        -----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $10,291)                                                                            10,291
                                                                                        -----------
TOTAL INVESTMENTS - 99.7%
   (Cost $491,885)***                                                                       522,815
OTHER ASSETS LESS LIABILITIES - 0.3%                                                          1,654
                                                                                        -----------
NET ASSETS - 100.0%                                                                     $   524,469
                                                                                        ===========

----------
*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $491,885.

                      See Notes to Schedule of Investments.

Forward Foreign Exchange Contracts as of 06/30/2009 were as follows:

                                                    Unrealized
       Currency          Currency    Settlement    Appreciation
      Purchased            Sold         Date      (Depreciation)
      ---------         ----------   ----------   --------------
USD   33,064.68   CHF    36,000.00    7/28/2009      ($79.49)
USD   24,264.38   EUR    17,500.00    7/28/2009      (285.94)
USD   11,486.97   GBP     7,000.00    7/28/2009       (29.13)
USD   28,269.41   ILS   112,000.00    7/28/2009      (233.03)
      Total                                         ($627.59)

BHR INSTITUTIONAL FUNDS
DYNAMIC GOLD AND PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF      MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
COMMON STOCKS - 80.5%
AUSTRALIA - 6.4%
Andean Resources, Ltd.*                                                        25,000   $   35,034
                                                                                        ----------
CANADA - 65.0%
Agnico-Eagle Mines, Ltd.                                                          500       26,240
Alamos Gold, Inc.*                                                              3,300       27,123
Appleton Exploration, Inc.*                                                     3,700          604
AuEx Ventures, Inc.*                                                           10,000       21,493
Aura Minerals, Inc.*                                                           10,000        5,159
Aurizon Mines, Ltd.*                                                            6,800       24,496
Barrick Gold Corp.                                                                500       16,775
Clifton Star Resources, Inc.*                                                     600        1,331
Eldorado Gold Corp.*                                                            2,500       22,375
Kinross Gold Corp.                                                              1,500       27,225
Kirkland Lake Gold, Inc.*                                                         900        7,506
Osisko Mining Corp.*                                                            5,000       28,156
Premier Gold Mines, Ltd.*                                                      10,000       22,267
Queenston Mining, Inc.*                                                         4,800       18,405
Rainy River Resources, Ltd.*                                                   10,000       19,688
Red Back Mining, Inc.*                                                          3,500       30,512
Sabina Silver Corp.*                                                            5,500        4,445
San Gold Corp.*                                                                25,000       49,005
                                                                                        ----------
                                                                                           352,805
                                                                                        ----------
UNITED STATES - 9.1%
Allied Nevada Gold Corp.*                                                       3,500       28,285
Royal Gold, Inc.                                                                  500       20,850
                                                                                        ----------
                                                                                            49,135
                                                                                        ----------
TOTAL COMMON STOCKS
   (Cost $391,707)                                                                         436,974
                                                                                        ----------

GOLD CERTIFICATES - 8.5%
CANADIAN GOLD CERTIFICATES - 8.5%
ScotiaBank Gold Certificates                                                       50       46,330
                                                                                        ----------
TOTAL GOLD CERTIFICATES
   (Cost $43,750)                                                                           46,330
                                                                                        ----------

                                                                           PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 11.0%
PNC Bank Money Market
   Account 0.05%**, due 07/01/2009                                       $     59,367       59,367
                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $59,367)                                                                           59,367
                                                                                        ----------
TOTAL INVESTMENTS - 100.0%
   (Cost $494,824)***                                                                      542,671
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                                                (177)
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $  542,494
                                                                                        ==========

                     See Notes to Schedule of Investments.

----------
*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $494,824.

                     See Notes to Schedule of Investments.

BHR INSTITUTIONAL FUNDS
DYNAMIC U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS JUNE 30, 2009 (UNAUDITED)

                                                                           NUMBER OF      MARKET
                                                                            SHARES         VALUE
                                                                         ------------   ----------
COMMON STOCKS - 88.6%
CONSUMER DISCRETIONARY - 14.9%
Aeropostale, Inc.*                                                                600   $   20,562
Amazon.com, Inc.*                                                                 300       25,098
J Crew Group, Inc.*                                                               600       16,212
Netflix, Inc.*                                                                    500       20,670
                                                                                        ----------
                                                                                            82,542
                                                                                        ----------
FINANCIALS - 6.8%
The Goldman Sachs Group, Inc.                                                     100       14,744
IntercontinentalExchange, Inc.*                                                   200       22,848
                                                                                        ----------
                                                                                            37,592
                                                                                        ----------
HEALTH CARE - 9.8%
Illumina, Inc.*                                                                   700       27,258
Thoratec Corp.*                                                                 1,000       26,780
                                                                                        ----------
                                                                                            54,038
                                                                                        ----------
INDUSTRIALS - 2.9%
First Solar, Inc.*                                                                100       16,212
                                                                                        ----------
INFORMATION TECHNOLOGY - 54.2%
Apple, Inc.*                                                                      400       56,972
Broadcom Corp., Class A*                                                          300        7,437
Google, Inc., Class A*                                                            100       42,159
Juniper Networks, Inc.*                                                         1,200       28,320
Netlogic Microsystems, Inc.*                                                      600       21,876
Priceline.com*                                                                    200       22,310
QUALCOMM, INC.                                                                    900       40,680
Research In Motion Ltd.*                                                          300       21,315
Starent Networks Corp.*                                                         1,300       31,733
Synaptics, Inc.*                                                                  700       27,055
                                                                                        ----------
                                                                                           299,857
                                                                                        -----------

TOTAL COMMON STOCKS
   (Cost $437,948)                                                                         490,241
                                                                                        ----------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                         ------------
SHORT-TERM INVESTMENTS - 9.1%
PNC Bank Money Market
   Account 0.05%**, due 07/01/09                                         $     50,381       50,381
                                                                                        ----------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $50,381)                                                                           50,381
                                                                                        ----------
TOTAL INVESTMENTS - 97.7%
   (Cost $488,329)***                                                                      540,622
OTHER ASSETS LESS LIABILITIES - 2.3%                                                        12,802
                                                                                        ----------
NET ASSETS - 100.0%                                                                     $  553,424
                                                                                        ==========

----------
*    Non-income producing security.

**   Current Yield.

***  Aggregate cost is $488,329.

                     See Notes to Schedule of Investments.

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities which are primarily traded in foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market in which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

NOTE B. Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 "Fair Value Measurement" ("FAS 157") - FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of fair value hierarchy under FAS 157 are described below:

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Funds' investments as of June 30, 2009 is as follows:

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

                                                   DYNAMIC          DYNAMIC       DYNAMIC        DYNAMIC
                                                   DYNAMIC          DYNAMIC       DYNAMIC     DYNAMIC GOLD &
                                               INFRASTRUCTURE     CONTRARIAN     DISCOVERY   PRECIOUS METALS
                                                     FUND       ADVANTAGE FUND      FUND          FUND
                                               --------------   --------------   ---------   ---------------
Level 1: Quoted Prices
   Common Equities Market Value:
      Australia                                   $ 19,155        $      --       $     --      $      --
      Bermuda                                                                       23,422
      Canada                                                                                      160,438
      India                                          6,504
      Israel                                                         19,736         17,269
      Mexico                                                          6,448
      Netherlands Antilles                                           16,233
      United States                                285,179          344,106        295,921        108,502
Level 2: Other Significant Observable Inputs
   Common Equities Market Value:
      Australia                                                                                    35,034
      Canada                                        68,060            5,537         12,941        238,697
      France                                        67,922           12,276         32,139
      Israel                                                          9,595         34,503
      Italy                                         33,471           25,259         16,009
      Singapore                                     10,576
      Spain                                         27,147
      Switzerland                                   22,037           32,783         70,036
      United Kingdom                                17,587           41,319         20,575
Level 3: Significant Unobservable Inputs
                                                        --               --             --             --
                                                  --------        ---------       --------      ---------
Total Market Value of Investments                 $557,638        $ 513,292       $522,815      $ 542,671
                                                  ========        =========       ========      =========
   Other Financial Instruments:
       Forward Foreign Exchange Net
          Appreciation/(Depreciation)*                 850             (381)          (628)            --

*    Countries as defined in the Schedule of Investments

                             BHR INSTITUTIONAL FUNDS
                        NOTES TO SCHEDULE OF INVESTMENTS
                            JUNE 30, 2009 (UNAUDITED)

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

                                                DYNAMIC US GROWTH
                                                      FUND
                                                -----------------
Level 1 - Quoted Prices*                             $540,622
Level 2 - Other Significant Observable Inputs               0
Level 3 - Significant Unobservable Inputs                   0
                                                     --------
Total Market Value of Investments                    $540,622
                                                     ========

*    Industries as defined in the Schedule of Investments

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

The cost, unrealized appreciation and depreciation, which are book figures that approximate Federal income tax basis at June 30, 2009 for the Funds, are as follows:

                                                                                   NET
                                                   UNREALIZED     UNREALIZED    UNREALIZED
                 FUND                    COST     APPRECIATION   DEPRECIATION    APP/DEP
------------------------------------   --------   ------------   ------------   ----------
     Dynamic Infrastructure Fund       $496,893      $61,218       $  (473)       $60,745
  Dynamic Contrarian Advantage Fund     486,502       32,800        (6,010)        26,790
        Dynamic Discovery Fund          491,885       39,865        (8,935)        30,930
 Dynamic Gold & Precious Metals Fund    494,824       57,021        (9,174)        47,847
        Dynamic US Growth Fund          488,329       56,635        (4,342)        52,293

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BHR Institutional Funds


By (Signature and Title)* /s/ Peter Moran
                          -------------------------------
                          Peter Moran, President
                          (principal executive officer)

Date 8/11/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Peter Moran
                          -------------------------------
                          Peter Moran, President
                          (principal executive officer)


Date 8/11/09


By (Signature and Title)* /s/ John Leven
                          -------------------------------
                          John Leven, Treasurer
                          (principal financial officer)

Date 8/11/09

* Print the name and title of each signing officer under his or her signature.